Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Proceeds from issuance of public offering			$ 300,150,000	$ 300,150,000
Proceeds from issuance of private placement		$ 13,581,500		$ 13,581,500
Business acquisition, description		The Company will only have until December 31, 2020 to complete its initial Business Combination unless stockholders approve an extension of such date. If the Company does not complete an initial Business Combination within the extended period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have waived their rights to participate in any redemption with respect to their Founder Shares (as defined in Note 5); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering.		The Company will only have 18 months, or until September 5, 2020, from the closing date of the Public Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company's net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have waived their rights to participate in any redemption with respect to their Founder Shares (as defined in Note 4); however, if the initial stockholders or any of the Company's officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company's redemption or liquidation in the event the Company does not complete a Business Combination within 18 months from the closing of the Public Offering.
Tangible assets		$ 5,000,001		$ 5,000,001
Interest paid		$ 100,000		$ 100,000
Business combination price per share		$ 10.10		$ 10.10
Investment in trust account		$ 306,566,000
Treasury bills maturity date				Jun. 30, 2020
Cash in trust account		$ 303,151,500		$ 11,000
Public shares		30,015,000		30,015,000
Negative working capital		$ 4,655,000		$ 1,107,000
Liabilities		4,800,000		$ 2,075,000
Cash		$ 355,000
Withdrawn from the trust account	$ 2,176,000
Class A Common Stock
Description of Organization and Business Operations (Textual)
Business combination, description		At the Special Meeting, stockholders holding 211,561 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a redemption price of approximately $10.29 per share. As a result, approximately $2,176,000 in cash was removed from the Trust Account to pay such holders and 29,803,439 shares of Class A common stock remained outstanding.
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Business acquisition, description		(a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination by December 31, 2020 or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination by December 31, 2020, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the public stockholders.		(a) the completion of the Initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company's amended and restated certificate of incorporation (i) to modify the substance or timing of the Company's obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 18 months from the closing of the Public Offering or (ii) with respect to any other provision relating to stockholders' rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the Public Offering, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the public stockholders.
Business combination, description		“Target Business” is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and taxes payable on interest earned) at the time of signing a definitive agreement in connection with the Company’s initial Business Combination. There is no assurance that the Company will be able to successfully effect its initial Business Combination.		"Target Business" is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and taxes payable on interest earned) at the time of signing a definitive agreement in connection with the Company's initial Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.
Trust account, value				$ 307,327,000
IPO [Member]
Description of Organization and Business Operations (Textual)
Proceeds from issuance of public offering		$ 300,150,000
Business acquisition, description		The Company only has until December 31, 2020 (as amended by the Charter Amendment discussed above) to complete its initial Business Combination. If the Company does not complete its initial Business Combination by December 31, 2020, the Company will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (and less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have waived their rights to participate in any redemption with respect to their Founder Shares; however, if such initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account for such shares upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.		The Company only has 18 months from the closing date of the Public Offering (until September 5, 2020) to complete its initial Business Combination. If the Company does not complete its initial Business Combination by September 5, 2020, the Company will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (and less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company's net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have waived their rights to participate in any redemption with respect to their Founder Shares; however, if such initial stockholders or any of the Company's officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account for such shares upon the Company's redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.
Interest paid		$ 100,000		$ 100,000
Public Offering and Private Placement [Member]
Description of Organization and Business Operations (Textual)
Investment in trust account		$ 303,151,500		$ 303,151,500